Subsequent Events - Additional Information (Detail)			1 Months Ended					3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 25, 2021 USD ($) anchor_investors $ / shares shares	Feb. 26, 2021	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2021 JPY (¥) shares	May 31, 2021 USD ($)	Feb. 28, 2021 USD ($) $ / shares shares	Oct. 31, 2019	Sep. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Oct. 20, 2021 $ / shares shares	Jul. 31, 2020 $ / shares	Aug. 31, 2019 $ / shares
Subsequent Event [Line Items]
Stock issued during the period, exercised, Value								$ (3,027,000)		$ 31,000	$ 8,688,000	$ 156,000	$ 220,000	$ 38,303,000	$ 2,934,000
Long-term Line of Credit						$ 800,000,000								5,700,000
Debt Instrument, aggregate principal amount						800,000,000
Line of credit facility, current borrowing capacity						15,000,000.0
Common stock, voting rights							Effective October 30, 2019, in connection with the SoftBank Transactions, the holders of the shares of Class A Common Stock are entitled to one vote per share and the holders of the shares of Class B, Class C and Class D Common Stock are entitled to three votes per share. Prior to October 30, 2019, holders of Class B and Class C Common Stock were entitled to ten votes per share.
Shares fully vested, catch-up base amount								$ 0			$ 0
Letters of credit outstanding					$ 350,000,000.0
Percentage of issuance fee on the letter of credit					5.475%
Percentage of fronting fee on the letter of credit					0.125%
Debt instrument, amounts remain undrawn					$ 0
Line of Credit Facility, Remaining Borrowing Capacity					2,200,000,000
Line of Credit Facility, Maximum Borrowing Capacity					$ 100,000,000.0
Minimum period notice after the closing of the Business Combination					30 days
Impairment charges									$ 300,000,000			$ 3,541,000	$ 3,066,000	$ 63,128,000	$ 29,572,000
Common stock, par value | $ / shares	$ 0.0001
Number of investors | anchor_investors	2
Debt instrument, maturity date, description	The A&R Senior Secured Notes will mature no later than February 12, 2023 or, if earlier, 18 months from the Closing.
Warrant or right, outstanding | shares													255,941
BowX [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price | $ / shares	$ 0.01
Class of warrant or right, exercisable | shares	47,366,404
Class of warrant or right, Exercise price per share | $ / shares	$ 0.01
WeWork [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price | $ / shares	$ 0.01
Partners' Capital, Distribution Amount Per Share | $ / shares																	$ 52.29	$ 52.29
Class of warrant or right, exercisable | shares	47,366,404
Class of warrant or right, Exercise price per share | $ / shares	$ 0.01
LC Facility [Member]
Subsequent Event [Line Items]
Shares issued, price per share | $ / shares	$ 0.01
Warrant or right, outstanding | shares	14,431,991
Senior Debt Obligations [Member]
Subsequent Event [Line Items]
Debt Instrument, aggregate principal amount	$ 550,000,000.0
Line of credit facility, current borrowing capacity	$ 50,000,000.0
Debt instrument interest rate	7.50%
Description of debt instrument condition	It is a condition to the execution of the A&R Senior Secured Note Purchase Agreement that any outstanding SoftBank Senior Secured Notes be redeemed, repurchased or otherwise repaid and canceled at a price of 101% of the principal amount thereof plus accrued and unpaid interest.										It was a condition to the execution of the A&R Senior Secured Note Purchase Agreement that any outstanding SoftBank Senior Secured Notes be redeemed, repurchased or otherwise repaid and canceled at a price of 101% of the principal amount thereof plus accrued and unpaid interest.
Minimum number of days to borrow	30 days
Debt instrument, maturity date	Feb. 12, 2023
Debt instrument, maturity date, description	The A&R Senior Secured Note Purchase Agreement allows the Company to borrow once every 30 days with minimum draws of $50.0 million. The A&R Senior Secured Notes will mature no later than February 12, 2023 or, if earlier, 18 months from the Closing.
Minimum period of debt instrument maturity on the closing of agreement	18 months
Bow Capital [Member]
Subsequent Event [Line Items]
Investment	$ 15,000,000
Investment Company, Committed Capital	700,000,000
Obsidian Master Fund and its affiliates [Member]
Subsequent Event [Line Items]
Investment	$ 10,000,000
Private Investment In Public Equity [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 10.00
Common stock, value, subscriptions	$ 800,000,000.0
Common stock, shares subscribed but unissued | shares	80,000,000
BOWX ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 10.00
Investment	$ 125,000,000
BOWX ACQUISITION CORP [Member] | Other Key Anchor Investor and its affiliates [Member]
Subsequent Event [Line Items]
Investment	$ 125,000,000
BOWX ACQUISITION CORP [Member] | Private Investment In Public Equity [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 10.00
Common stock, value, subscriptions	$ 800,000,000,000
Common stock, shares subscribed but unissued | shares	80,000,000
PubCo [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price | $ / shares																$ 0.01
Class of warrant or right, exercisable | shares																47,366,404
Class of warrant or right, Exercise price per share | $ / shares																$ 0.01
Maximum [Member]
Subsequent Event [Line Items]
Common stock, voting rights		49.90
Long term debt, Maturity term					6 months
Debt instrument interest rate														2.60%
Minimum [Member]
Subsequent Event [Line Items]
Common stock, voting rights		49.90
Long term debt, Maturity term					1 month
Debt instrument interest rate														1.70%
Adam Neumann [Member]
Subsequent Event [Line Items]
Shares issued, price per share | $ / shares									$ 19.19
Due to affiliate									$ 105,600,000
Settlement expense									$ 0
Stock issued during period | shares									30,139,971
Stock Issued During Period, Value									$ 578,400,000
Share issue related cost									428,300,000
Shares fully vested, catch-up base amount						$ 0
Partners' Capital, Distribution Amount Per Share | $ / shares						$ 10.00
Restructuring and other related costs									102,000,000.0
Sponsor [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Shares issued, value, forfeited	$ 3,000,000,000
2021 Tender Offer [Member]
Subsequent Event [Line Items]
Equity Securities, Issued									$ 921,600,000
Shares issued, price per share | $ / shares									$ 19.19
Tender Offer Costs									$ 48,000,000.0
Series H-3 Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period, exercised | shares						129,887,919
Stock issued during the period, exercised, Value						$ 1,300,000
Class of Warrant or Right, Exercise Price | $ / shares						$ 0.01
Change in fair value adjustments of financial instruments									$ 311,700,000
Class of warrant or right, Exercise price per share | $ / shares						$ 0.01
Series H-4 Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized | shares						129,887,919
Increased the number of authorized shares | shares						136,009,158
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.0001							$ 0.001			$ 0.001		$ 0.001	$ 0.001
Common stock value	$ 9,000,000,000.0							$ 177,000			$ 177,000		$ 42,000	$ 41,000
Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Common stock value	$ 9,000,000,000
Net tangible assets	$ 5,000,001
Common Class C [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 10.00							$ 0.001			$ 0.001		$ 0.001	$ 0.001
Common stock value								$ 24,000			$ 24,000		$ 25,000	$ 28,000
Common Class C [Member] | BOWX ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Repayment of debt and accrued interest			$ 350,000,000.0
Subsequent Event [Member] | Japan Co [Member] | OfaaS Corp [Member]
Subsequent Event [Line Items]
Percentage of sales			5.00%	5.00%
Cost of operations including brokerage and marketing expenses | ¥				¥ 14,500,000
Subsequent Event [Member] | Common Class A [Member] | PubCo [Member]
Subsequent Event [Line Items]
Business acquisition equity interests issued or issuable number of shares issued | shares			15,000,000	15,000,000
Business acquisition share price | $ / shares			$ 10.00
Subsequent Event [Member] | Common Class A [Member] | Maximum [Member] | PubCo [Member]
Subsequent Event [Line Items]
Business acquisition equity interests issued or issuable number of shares issued | shares			15,000,000	15,000,000
Business acquisition consideration transferred			$ 150,000,000.0